Income Tax - Schedule of Income Tax Expenses (Details) - USD ($)		12 Months Ended
		Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Income Tax Expenses [Abstract]
Income before income tax		$ 3,169,906	$ 910,501	$ 7,753,877
Caymen Islands statutory income tax rate		0.00%	0.00%	0.00%
Income tax calculated at statutory rate
(Increase)/decrease in income tax expense resulting from:
Rate differences in various jurisdictions		722,893	150,233	1,279,390
Tax effect of non-taxable income		(49,833)	(6,736)	(190,729)
Tax effect of non-deductible expenditure		11,374	17,310	45,073
Tax reduction allowed by Hong Kong government	[1]	(21,154)	(21,538)	(21,923)
Tax effect of deductible temporary difference		(5,714)	(12,428)	(14,085)
Income tax expense		$ 657,566	$ 126,841	$ 1,097,726

[1]	One-off tax reduction provided by the Hong Kong government.